Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Oil and Natural Gas Liquids, Net of Royalties (Details) - MMBbls	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	9,943	8,544	7,919
Extensions and discoveries (in MMbbl)	115	726	364
Improved recovery (in MMbbl)	33	58	181
Purchases of reserves in place (in MMbbl)	52	28	668
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(309)	(320)	(285)
Economic revisions due to prices (in MMbbl)	(1,118)	805	(285)
Revisions of prior estimates (in MMbbl)	368	103	(19)
Proved reserves, net, ending balance	9,083	9,943	8,544
Net proved developed reserves (in MMbbl)	6,960	7,751	6,543	6,571
North America | Synthetic Crude Oil
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	6,847	5,554	5,661
Extensions and discoveries (in MMbbl)	0	708	334
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(150)	(151)	(137)
Economic revisions due to prices (in MMbbl)	(927)	701	(288)
Revisions of prior estimates (in MMbbl)	174	36	(17)
Proved reserves, net, ending balance	5,944	6,847	5,554
Net proved developed reserves (in MMbbl)	5,929	6,770	5,452	5,661
North America | Bitumen
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	2,413	2,216	1,469
Extensions and discoveries (in MMbbl)	101	8	18
Improved recovery (in MMbbl)	19	49	169
Purchases of reserves in place (in MMbbl)	0	0	666
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(103)	(109)	(81)
Economic revisions due to prices (in MMbbl)	(296)	207	3
Revisions of prior estimates (in MMbbl)	155	41	(27)
Proved reserves, net, ending balance	2,289	2,413	2,216
Net proved developed reserves (in MMbbl)	584	628	661	461
North America | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	525	598	604
Extensions and discoveries (in MMbbl)	14	10	12
Improved recovery (in MMbbl)	14	9	12
Purchases of reserves in place (in MMbbl)	52	28	2
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(45)	(45)	(49)
Economic revisions due to prices (in MMbbl)	108	(94)	0
Revisions of prior estimates (in MMbbl)	40	20	17
Proved reserves, net, ending balance	708	525	598
Net proved developed reserves (in MMbbl)	370	285	354	378
North America | Crude Oil, Synthetic Crude Oil, Bitumen, Natural Gas, Natural Gas Liquids
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	9,785	8,368	7,734
Extensions and discoveries (in MMbbl)	115	726	364
Improved recovery (in MMbbl)	33	58	181
Purchases of reserves in place (in MMbbl)	52	28	668
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(297)	(305)	(267)
Economic revisions due to prices (in MMbbl)	(1,115)	814	(285)
Revisions of prior estimates (in MMbbl)	369	97	(28)
Proved reserves, net, ending balance	8,941	9,785	8,368
Net proved developed reserves (in MMbbl)	6,883	7,682	6,466	6,500
North Sea | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	87	105	114
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(6)	(8)	(10)
Economic revisions due to prices (in MMbbl)	1	(12)	(1)
Revisions of prior estimates (in MMbbl)	(3)	3	3
Proved reserves, net, ending balance	79	87	105
Net proved developed reserves (in MMbbl)	39	32	38	37
Offshore Africa | Crude Oil and NGLs
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	71	70	71
Extensions and discoveries (in MMbbl)	0	0	0
Improved recovery (in MMbbl)	0	0	0
Purchases of reserves in place (in MMbbl)	0	0	0
Sales of reserves in place (in MMbbl)	0	0	0
Production (in MMbbl)	(5)	(6)	(7)
Economic revisions due to prices (in MMbbl)	(4)	3	1
Revisions of prior estimates (in MMbbl)	2	4	6
Proved reserves, net, ending balance	64	71	70
Net proved developed reserves (in MMbbl)	38	37	39	34